BINGHAM McCUTCHEN LLP
                               150 FEDERAL STREET
                        BOSTON, MASSACHUSETTS 02110-1726

                                  July 28, 2003


VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

       RE: Smith Barney Investment Series (filing relates solely to
           SB Government Portfolio) (File Nos. 33-11716 and 811-5018)

Ladies and Gentlemen:

       Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Smith Barney Investment Series, a Massachusetts business trust (the "Trust"), hereby certifies that the forms of the Prospectus and supplement to the Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Number 36 to the Trust's registration statement on Form N-1A (the "Amendment") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on July 22, 2003, is the most recent amendment to the Trust's registration statement relating to the above-referenced series of the Trust.

         Please call the undersigned at (617) 951-8567 with any questions relating to this filing.

                                     Sincerely,

                                     /s/ Paul B. Raymond

                                     Paul B. Raymond